Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Jan. 01, 2014
Supplement [Text Block]	cfsti_SupplementTextBlock
Supplement dated June 30, 2014
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus & Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Balanced Fund (the Fund)	1/1/2014
Effective immediately, the “Average Annual Total Returns” table within the section of the Fund’s Summary entitled “Performance Information” is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	11/01/2002
returns before taxes		7.07%	3.65%	6.74%
returns after taxes on distributions		6.87%	3.11%	6.21%
returns after taxes on distributions and sale of Fund shares		4.83%	2.90%	5.67%
Class B returns before taxes	11/01/2002	7.80%	3.75%	6.57%
Class C returns before taxes	10/13/2003	11.80%	4.10%	6.60%
Class K returns before taxes	03/07/2011	13.69%	4.91%	7.43%
Class R returns before taxes	09/27/2010	13.35%	4.61%	7.13%
Class R4 returns before taxes	11/08/2012	13.90%	5.13%	7.67%
Class R5 returns before taxes	03/07/2011	13.98%	5.16%	7.69%
Class Y returns before taxes	11/08/2012	13.94%	5.14%	7.67%
Class Z returns before taxes	10/01/1991	13.89%	5.13%	7.67%
Blended Index* (consists of 60% S&P 500® Index and 40% Barclays U.S. Aggregate Bond Index) (reflects no deductions for fees, expenses or taxes)		11.31%	3.81%	6.62%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)		16.00%	1.66%	7.10%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		4.21%	5.95%	5.18%

* On June 30, 2014, the Fund added a Blended Index for Fund performance comparison purposes. The Blended Index provides an additional basis for comparing the Fund’s performance (given the Fund’s asset allocation strategy to both equity and debt investments) as compared to the Fund’s performance against, individually, the S&P 500® Index and Barclays U.S. Aggregate Bond Index.

The rest of the section remains the same.

Columbia Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti_SupplementTextBlock
Supplement dated June 30, 2014
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus & Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Balanced Fund (the Fund)	1/1/2014
Effective immediately, the “Average Annual Total Returns” table within the section of the Fund’s Summary entitled “Performance Information” is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	11/01/2002
returns before taxes		7.07%	3.65%	6.74%
returns after taxes on distributions		6.87%	3.11%	6.21%
returns after taxes on distributions and sale of Fund shares		4.83%	2.90%	5.67%
Class B returns before taxes	11/01/2002	7.80%	3.75%	6.57%
Class C returns before taxes	10/13/2003	11.80%	4.10%	6.60%
Class K returns before taxes	03/07/2011	13.69%	4.91%	7.43%
Class R returns before taxes	09/27/2010	13.35%	4.61%	7.13%
Class R4 returns before taxes	11/08/2012	13.90%	5.13%	7.67%
Class R5 returns before taxes	03/07/2011	13.98%	5.16%	7.69%
Class Y returns before taxes	11/08/2012	13.94%	5.14%	7.67%
Class Z returns before taxes	10/01/1991	13.89%	5.13%	7.67%
Blended Index* (consists of 60% S&P 500® Index and 40% Barclays U.S. Aggregate Bond Index) (reflects no deductions for fees, expenses or taxes)		11.31%	3.81%	6.62%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)		16.00%	1.66%	7.10%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		4.21%	5.95%	5.18%

* On June 30, 2014, the Fund added a Blended Index for Fund performance comparison purposes. The Blended Index provides an additional basis for comparing the Fund’s performance (given the Fund’s asset allocation strategy to both equity and debt investments) as compared to the Fund’s performance against, individually, the S&P 500® Index and Barclays U.S. Aggregate Bond Index.

The rest of the section remains the same.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	On June 30, 2014, the Fund added a Blended Index for Fund performance comparison purposes. The Blended Index provides an additional basis for comparing the Fund’s performance (given the Fund’s asset allocation strategy to both equity and debt investments) as compared to the Fund’s performance against, individually, the S&P 500® Index and Barclays U.S. Aggregate Bond Index.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Columbia Balanced Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.07%
5 Years	rr_AverageAnnualReturnYear05	3.65%
10 Years	rr_AverageAnnualReturnYear10	6.74%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2002
Columbia Balanced Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.80%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	6.57%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2002
Columbia Balanced Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.80%
5 Years	rr_AverageAnnualReturnYear05	4.10%
10 Years	rr_AverageAnnualReturnYear10	6.60%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 13, 2003
Columbia Balanced Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	4.91%
10 Years	rr_AverageAnnualReturnYear10	7.43%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 07, 2011
Columbia Balanced Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.35%
5 Years	rr_AverageAnnualReturnYear05	4.61%
10 Years	rr_AverageAnnualReturnYear10	7.13%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2010
Columbia Balanced Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.90%
5 Years	rr_AverageAnnualReturnYear05	5.13%
10 Years	rr_AverageAnnualReturnYear10	7.67%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2012
Columbia Balanced Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.98%
5 Years	rr_AverageAnnualReturnYear05	5.16%
10 Years	rr_AverageAnnualReturnYear10	7.69%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 07, 2011
Columbia Balanced Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.94%
5 Years	rr_AverageAnnualReturnYear05	5.14%
10 Years	rr_AverageAnnualReturnYear10	7.67%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2012
Columbia Balanced Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.89%
5 Years	rr_AverageAnnualReturnYear05	5.13%
10 Years	rr_AverageAnnualReturnYear10	7.67%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1991
Columbia Balanced Fund | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.87%
5 Years	rr_AverageAnnualReturnYear05	3.11%
10 Years	rr_AverageAnnualReturnYear10	6.21%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2002
Columbia Balanced Fund | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.83%
5 Years	rr_AverageAnnualReturnYear05	2.90%
10 Years	rr_AverageAnnualReturnYear10	5.67%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2002
Columbia Balanced Fund | Blended Index (consists of 60% S&P 500® Index and 40% Barclays U.S. Aggregate Bond Index) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.31%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.81%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.62%	[1]
Columbia Balanced Fund | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Columbia Balanced Fund | Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%

[1]	On June 30, 2014, the Fund added a Blended Index for Fund performance comparison purposes. The Blended Index provides an additional basis for comparing the Fund's performance (given the Fund's asset allocation strategy to both equity and debt investments) as compared to the Fund's performance against, individually, the S&P 500® Index and Barclays U.S. Aggregate Bond Index.